Goodwill and Intangible assets (Tables)	6 Months Ended
Jun. 30, 2020
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Summary of Goodwill and Intangible Assets

	As of June 30,	As of December 31,
(€‘000)	2020	2019
OnCyte IPRD	33 676	33 676
C-Cath development costs	573	607
Goodwill	883	883
Patents & Licenses	911	964
Other intangible assets	62	69

Total Goodwill and Intangible assets	36 106	36 199